Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares
Allowance for doubtful accounts receivable	¥ 3,517	$ 482	¥ 3,176	$ 435
Total current liabilities	80,953	11,091	76,451
Total non-current liabilities	63,215	8,660	67,700
Variable Interest Entity, Primary Beneficiary
Total current liabilities	39,711	5,440	34,056
Total non-current liabilities	¥ 7,352	$ 1,007	¥ 6,753
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.000000625		$ 0.000000625
Common stock, shares authorized	66,000,000,000	66,000,000,000	66,000,000,000	66,000,000,000
Common stock, shares issued	2,378,179,600	2,378,179,600	2,377,739,600	2,377,739,600
Common stock, shares outstanding	2,239,234,372	2,239,234,372	2,280,411,080	2,280,411,080
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.000000625		$ 0.000000625
Common stock, shares authorized	2,832,000,000	2,832,000,000	2,832,000,000	2,832,000,000
Common stock, shares issued	524,340,320	524,340,320	524,780,320	524,780,320
Common stock, shares outstanding	524,340,320	524,340,320	524,780,320	524,780,320